Operating Leases (Tables)	12 Months Ended
Dec. 31, 2017
Operating Leases
Schedule of future minimum payments on non-cancellable operating leases

	Thousands of Euros
	31/12/2017	31/12/2016	31/12/2015
Maturity at:
Up to 1 year	46,541	56,869	77,951
Between 1 and 5 years	156,897	181,076	126,644
More than 5 years	58,905	112,986	101,319

Total future minimum payments	262,343	350,931	305,914